PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property and equipment	$ 1,963,158		$ 715,202
Depreciation expenses	245,460	$ 203,787
Cost of sales	$ 172,495	$ 111,373